FLOW THROUGH SHARE PREMIUM - Additional information (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
FLOW-THROUGH SHARE PREMIUM
Tax deduction	100.00%
Expenditure incurred in qualifying CEE	$ 45,500,423	$ 81,699,542
Amortization of flow-through liabilities	12,426,322	22,932,528
Part XII.6 tax	928,769	584,120
Less than one year
FLOW-THROUGH SHARE PREMIUM
Part XII.6 tax	$ 928,769	$ 584,120